FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value of Financial Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Cash and cash equivalents - Book Value	$ 62,349	$ 32,132	$ 41,061	$ 48,078
Cash and cash equivalents - Fair Value	62,349	32,132
Restricted cash - Book Value	99,009	29,529
Restricted cash - Fair Value	99,009	29,529
Accounts receivable, net - Book Value	22,506	7,778
Accounts receivable, net - Fair Value	22,506	7,778
Accounts payable - Book Value	(2,359)	(2,090)
Accounts payable - Fair Value	(2,359)	(2,090)
Amounts due to related parties - Book Value	(14,925)	(21,748)
Amounts due to related parties - Fair Value	(14,925)	(21,748)
Long-term debt - Book Value	(345,031)	(299,709)
Long-term debt - Fair Value	$ (345,031)	$ (299,709)